FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL AND CAPITAL RISK MANAGEMENT
Exposure to credit risk on loan commitments and financial guarantee contracts	¥ 714,857	¥ 659,261
Financial assets		36,226,354
Revenues derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco	23,616,344	19,235,717	¥ 14,097,316
Financial assets in other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	111,935	182,132
Credit risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	22,316,463	34,492,833
Credit risk | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	4,559,112	5,209,535
Credit risk | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	5,723,924	4,875,525
Credit risk | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,834,011	2,894,482
Credit risk | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,305,781	2,165,288
Credit risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	7,759,190	19,130,835
Credit risk | Financial assets in other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	128,673	204,718
Credit risk | Financial guarantees - not yet past due
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	5,772	12,450
Credit risk | Stage 1
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	13,666,193	25,506,228
Credit risk | Stage 1 | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,632,766	1,098,455
Credit risk | Stage 1 | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,834,011	2,894,482
Credit risk | Stage 1 | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,305,781	2,165,288
Credit risk | Stage 1 | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	7,759,190	19,130,835
Credit risk | Stage 1 | Financial assets in other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	128,673	204,718
Credit risk | Stage 1 | Financial guarantees - not yet past due
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	5,772	12,450
Credit risk | Stage 2
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,970,620	3,655,638
Credit risk | Stage 2 | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,970,620	3,655,638
Credit risk | Stage 3
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	120,538	121,432
Credit risk | Stage 3 | Financial assets in other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	120,538	121,432
Credit risk | Simplified
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	4,559,112	5,209,535
Credit risk | Simplified | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	4,559,112	5,209,535
Credit risk | PRC Government
FINANCIAL AND CAPITAL RISK MANAGEMENT
Revenues derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco	¥ 40,567,000	¥ 32,852,000	¥ 39,759,000